Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB GLOBAL RISK ALLOCATION FUND, INC.
Entity Central Index Key	0000069752
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000027570
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Advisor Class
Trading Symbol	CBSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBSYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBSYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$122	1.13%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, before sales charges. The Fund is strategically diversified in multi-asset exposures and, therefore, has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds, and inflation-sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default and interest rate swaps, currency forwards and written options added to absolute returns, while purchase options detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/14	$10,000	$10,000	$10,000	$10,000
11/15	$9,773	$9,928	$9,803	$9,567
11/16	$10,107	$10,240	$10,127	$9,864
11/17	$11,373	$12,663	$11,803	$10,508
11/18	$10,966	$12,680	$11,693	$10,212
11/19	$11,873	$14,523	$13,142	$11,066
11/20	$13,022	$16,632	$14,812	$11,993
11/21	$14,804	$20,254	$16,472	$11,598
11/22	$14,140	$18,055	$14,321	$9,648
11/23	$14,006	$20,399	$15,554	$9,845
11/24	$16,123	$26,075	$18,370	$10,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	15.12%	6.31%	4.89%
MSCI World Index (net)	27.83%	12.42%	10.06%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	18.10%	6.93%	6.27%
Bloomberg Global Aggregate Bond Index	4.64%	-1.42%	0.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 177,524,467
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 1,043,945
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$177,524,467
# of Portfolio Holdings	454
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,043,945

Holdings [Text Block]

Sector Breakdown

Value	Value
Inflation-Linked Securities	23.5%
Funds and Investment Trusts	22.3%
Governments - Treasuries	18.1%
Financials	1.9%
Industrials	1.1%
Health Care	1.1%
Consumer Staples	0.9%
Utilities	0.9%
Materials	0.8%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Energy	0.6%
Others	1.7%
Short-Term Investments	21.0%
Other assets less liabilities	4.6%

Country Breakdown

Value	Value
United States	46.9%
United Kingdom	1.8%
France	1.2%
Switzerland	1.1%
Germany	1.0%
Mexico	0.7%
Denmark	0.6%
Sweden	0.5%
Italy	0.5%
Netherlands	0.5%
Spain	0.4%
Norway	0.2%
Finland	0.2%
Others	0.7%
Short-Term Investments	39.1%
Other assets less liabilities	4.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$25,137,699	14.1%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,034,686	10.7%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,523,982	8.8%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,122,087	4.0%
iShares Core MSCI Emerging Markets ETF	$5,641,723	3.2%
Vanguard Real Estate ETF	$2,633,633	1.5%
Invesco S&P 500 Equal Weight ETF	$2,570,394	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,160,598	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,164,094	0.7%
Vanguard Global ex-U.S. Real Estate ETF	$1,060,940	0.6%
Total	$82,049,836	46.2%

Material Fund Change [Text Block]
C000027567
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class A
Trading Symbol	CABNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABNX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABNX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.39%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, before sales charges. The Fund is strategically diversified in multi-asset exposures and, therefore, has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds, and inflation-sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default and interest rate swaps, currency forwards and written options added to absolute returns, while purchase options detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/14	$9,574	$10,000	$10,000	$10,000
11/15	$9,329	$9,928	$9,803	$9,567
11/16	$9,628	$10,240	$10,127	$9,864
11/17	$10,804	$12,663	$11,803	$10,508
11/18	$10,392	$12,680	$11,693	$10,212
11/19	$11,223	$14,523	$13,142	$11,066
11/20	$12,276	$16,632	$14,812	$11,993
11/21	$13,928	$20,254	$16,472	$11,598
11/22	$13,261	$18,055	$14,321	$9,648
11/23	$13,102	$20,399	$15,554	$9,845
11/24	$15,046	$26,075	$18,370	$10,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	14.84%	6.04%	4.62%
Class A (with sales charges)	9.95%	5.13%	4.17%
MSCI World Index (net)	27.83%	12.42%	10.06%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	18.10%	6.93%	6.27%
Bloomberg Global Aggregate Bond Index	4.64%	-1.42%	0.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 177,524,467
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 1,043,945
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$177,524,467
# of Portfolio Holdings	454
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,043,945

Holdings [Text Block]

Sector Breakdown

Value	Value
Inflation-Linked Securities	23.5%
Funds and Investment Trusts	22.3%
Governments - Treasuries	18.1%
Financials	1.9%
Industrials	1.1%
Health Care	1.1%
Consumer Staples	0.9%
Utilities	0.9%
Materials	0.8%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Energy	0.6%
Others	1.7%
Short-Term Investments	21.0%
Other assets less liabilities	4.6%

Country Breakdown

Value	Value
United States	46.9%
United Kingdom	1.8%
France	1.2%
Switzerland	1.1%
Germany	1.0%
Mexico	0.7%
Denmark	0.6%
Sweden	0.5%
Italy	0.5%
Netherlands	0.5%
Spain	0.4%
Norway	0.2%
Finland	0.2%
Others	0.7%
Short-Term Investments	39.1%
Other assets less liabilities	4.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$25,137,699	14.1%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,034,686	10.7%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,523,982	8.8%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,122,087	4.0%
iShares Core MSCI Emerging Markets ETF	$5,641,723	3.2%
Vanguard Real Estate ETF	$2,633,633	1.5%
Invesco S&P 500 Equal Weight ETF	$2,570,394	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,160,598	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,164,094	0.7%
Vanguard Global ex-U.S. Real Estate ETF	$1,060,940	0.6%
Total	$82,049,836	46.2%

Material Fund Change [Text Block]
C000027569
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class C
Trading Symbol	CBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	2.15%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, before sales charges. The Fund is strategically diversified in multi-asset exposures and, therefore, has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds, and inflation-sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default and interest rate swaps, currency forwards and written options added to absolute returns, while purchase options detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/14	$10,000	$10,000	$10,000	$10,000
11/15	$9,673	$9,928	$9,803	$9,567
11/16	$9,907	$10,240	$10,127	$9,864
11/17	$11,031	$12,663	$11,803	$10,508
11/18	$10,535	$12,680	$11,693	$10,212
11/19	$11,289	$14,523	$13,142	$11,066
11/20	$12,256	$16,632	$14,812	$11,993
11/21	$13,797	$20,254	$16,472	$11,598
11/22	$13,042	$18,055	$14,321	$9,648
11/23	$12,795	$20,399	$15,554	$9,845
11/24	$14,579	$26,075	$18,370	$10,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	13.94%	5.25%	3.84%
Class C (with sales charges)	12.94%	5.25%	3.84%
MSCI World Index (net)	27.83%	12.42%	10.06%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	18.10%	6.93%	6.27%
Bloomberg Global Aggregate Bond Index	4.64%	-1.42%	0.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 177,524,467
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 1,043,945
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$177,524,467
# of Portfolio Holdings	454
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,043,945

Holdings [Text Block]

Sector Breakdown

Value	Value
Inflation-Linked Securities	23.5%
Funds and Investment Trusts	22.3%
Governments - Treasuries	18.1%
Financials	1.9%
Industrials	1.1%
Health Care	1.1%
Consumer Staples	0.9%
Utilities	0.9%
Materials	0.8%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Energy	0.6%
Others	1.7%
Short-Term Investments	21.0%
Other assets less liabilities	4.6%

Country Breakdown

Value	Value
United States	46.9%
United Kingdom	1.8%
France	1.2%
Switzerland	1.1%
Germany	1.0%
Mexico	0.7%
Denmark	0.6%
Sweden	0.5%
Italy	0.5%
Netherlands	0.5%
Spain	0.4%
Norway	0.2%
Finland	0.2%
Others	0.7%
Short-Term Investments	39.1%
Other assets less liabilities	4.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$25,137,699	14.1%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,034,686	10.7%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,523,982	8.8%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,122,087	4.0%
iShares Core MSCI Emerging Markets ETF	$5,641,723	3.2%
Vanguard Real Estate ETF	$2,633,633	1.5%
Invesco S&P 500 Equal Weight ETF	$2,570,394	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,160,598	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,164,094	0.7%
Vanguard Global ex-U.S. Real Estate ETF	$1,060,940	0.6%
Total	$82,049,836	46.2%

Material Fund Change [Text Block]
C000027573
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class I
Trading Symbol	CABIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$123	1.14%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, before sales charges. The Fund is strategically diversified in multi-asset exposures and, therefore, has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds, and inflation-sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default and interest rate swaps, currency forwards and written options added to absolute returns, while purchase options detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/14	$10,000	$10,000	$10,000	$10,000
11/15	$9,788	$9,928	$9,803	$9,567
11/16	$10,149	$10,240	$10,127	$9,864
11/17	$11,427	$12,663	$11,803	$10,508
11/18	$11,026	$12,680	$11,693	$10,212
11/19	$11,938	$14,523	$13,142	$11,066
11/20	$13,098	$16,632	$14,812	$11,993
11/21	$14,902	$20,254	$16,472	$11,598
11/22	$14,237	$18,055	$14,321	$9,648
11/23	$14,103	$20,399	$15,554	$9,845
11/24	$16,235	$26,075	$18,370	$10,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	15.12%	6.34%	4.97%
MSCI World Index (net)	27.83%	12.42%	10.06%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	18.10%	6.93%	6.27%
Bloomberg Global Aggregate Bond Index	4.64%	-1.42%	0.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 177,524,467
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 1,043,945
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$177,524,467
# of Portfolio Holdings	454
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,043,945

Holdings [Text Block]

Sector Breakdown

Value	Value
Inflation-Linked Securities	23.5%
Funds and Investment Trusts	22.3%
Governments - Treasuries	18.1%
Financials	1.9%
Industrials	1.1%
Health Care	1.1%
Consumer Staples	0.9%
Utilities	0.9%
Materials	0.8%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Energy	0.6%
Others	1.7%
Short-Term Investments	21.0%
Other assets less liabilities	4.6%

Country Breakdown

Value	Value
United States	46.9%
United Kingdom	1.8%
France	1.2%
Switzerland	1.1%
Germany	1.0%
Mexico	0.7%
Denmark	0.6%
Sweden	0.5%
Italy	0.5%
Netherlands	0.5%
Spain	0.4%
Norway	0.2%
Finland	0.2%
Others	0.7%
Short-Term Investments	39.1%
Other assets less liabilities	4.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$25,137,699	14.1%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,034,686	10.7%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,523,982	8.8%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,122,087	4.0%
iShares Core MSCI Emerging Markets ETF	$5,641,723	3.2%
Vanguard Real Estate ETF	$2,633,633	1.5%
Invesco S&P 500 Equal Weight ETF	$2,570,394	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,160,598	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,164,094	0.7%
Vanguard Global ex-U.S. Real Estate ETF	$1,060,940	0.6%
Total	$82,049,836	46.2%

Material Fund Change [Text Block]